Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

December 31	2013	2012
6.0% senior notes due 2017	399	399
3.75% senior notes due 2022	747	747
3.5% senior notes due 2023	593	—
6.5% debentures due 2025	118	118
7.5% debentures due 2025	346	346
6.5% debentures due 2028	36	36
6.625% senior notes due 2037	54	54
5.22% debentures due 2097	89	89
Other long-term debt	58	45
	2,440	1,834
Adjustments, primarily unamortized gains on interest rate swap terminations	21	29
Less: current portion	(4)	(4)
Long-term debt	$2,457	$1,859